Subsequent event (Details) - USD ($)			6 Months Ended
	May 03, 2021	Apr. 13, 2021	Mar. 31, 2021	Jul. 22, 2021	May 11, 2021	Apr. 25, 2021	Apr. 07, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Subsequent Event [Line Items]
Net proceeds from shares issued and sold			$ 6,700,000
Common stock, shares authorized			200,000,000					20,000,000	200,000,000	20,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001					$ 0.001	$ 0.001	$ 0.001
Subsequent event
Subsequent Event [Line Items]
Number of ordinary shares issued and sold	161,000,000	970,419
Sale of stock, price per share	$ 0.30	$ 1.15
Net proceeds from shares issued and sold	$ 43,900,000	$ 1,000,000
Minimum | Subsequent event
Subsequent Event [Line Items]
Common stock, value authorized				$ 200,000
Common stock, shares authorized				200,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001
Maximum | Subsequent event
Subsequent Event [Line Items]
Common stock, value authorized				$ 600,000
Common stock, shares authorized				600,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001
Suyuan Agriculture Technology Co., Ltd | Farmmi Biotech | Subsequent event
Subsequent Event [Line Items]
% Ownership in subsidiary							100.00%
Farmmi International | Farmmi Ecology | Subsequent event
Subsequent Event [Line Items]
% Ownership in subsidiary						100.00%
Farmmi Ecology | Farmmi Supply Chain | Subsequent event
Subsequent Event [Line Items]
% Ownership in subsidiary					100.00%